Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
Value Fund | Value Fund - Investor Class
Prospectus:
Trading Symbol	WVALX
Partners Value Fund | Partners Value Fund - Investor Class
Prospectus:
Trading Symbol	WPVLX
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Prospectus:
Trading Symbol	WPOPX
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus:
Trading Symbol	WPOIX
Research Fund | Research Fund
Prospectus:
Trading Symbol	WRESX
Hickory Fund | Hickory Fund
Prospectus:
Trading Symbol	WEHIX
Balanced Fund | Balanced Fund
Prospectus:
Trading Symbol	WBALX
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Institutional Class
Prospectus:
Trading Symbol	WEFIX
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Investor Class
Prospectus:
Trading Symbol	WSHNX
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund
Prospectus:
Trading Symbol	WNTFX
Government Money Market Fund | Government Money Market Fund
Prospectus:
Trading Symbol	WGMXX